Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	€ 390,250	€ 340,294
Accounts receivable, net	330,891	271,271
Inventories, net	376,667	254,557
Income taxes receivable	907	57
Deferred tax assets	14,350	8,567
Other current assets	82,715	59,405
Total current assets	1,195,779	934,149
Pledged cash	20,000
Debt issuance costs	4,389	5,564
Deferred tax assets	13,072	5,807
Other intangible assets	14,776	6,804
Goodwill, net	52,131	50,815
Evaluation tools at customers	13,987	6,644
Investments	1,044	50
Property, plant and equipment, net	260,180	197,937
Assets held for sale	6,862	6,347
Total assets	1,582,221	1,214,117
Liabilities and shareholders' equity
Notes payable to banks	40,680	8,297
Accounts payable	157,549	170,553
Provision for warranty	42,684	8,273
Accrued expenses and other	152,890	117,401
Income taxes payable	54,878	47,493
Deferred tax liabilities	3,513	0
Current portion convertible subordinated debt		32,439
Current portion conversion option		23,875
Current portion of long-term debt	4,332	15,950
Total current liabilities	456,527	424,282
Pension liabilities	9,887	7,167
Deferred tax liabilities	868	321
Provision for warranty	6,828
Long-term debt	15,319	4,316
Convertible subordinated debt	135,078	130,804
Total liabilities	624,507	566,890
Commitments and contingencies
Common shares:
Authorized 110,000,000 shares, par value 0.04, issued and outstanding 52,931,881 and 55,377,020 shares	2,215	2,117
Financing preferred shares:
Authorized 8,000 shares, par value 40, none issued
Preferred shares:
Authorized 118,000 shares, par value 40, none issued
Capital in excess of par value	376,217	311,841
Retained earnings	301,515	131,741
Accumulated other comprehensive loss	(20,151)	(34,239)
Total shareholders' equity	659,796	411,460
Non-controlling interest	297,918	235,767
Total equity	957,714	647,227
Total liabilities and shareholders' equity	€ 1,582,221	€ 1,214,117